Subsequent Events	6 Months Ended
Oct. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 14 – Subsequent events

The Company has assessed all events from October 31, 2024 up through March 3, 2025, which is the date that these unaudited interim condensed financial statements are available to be issued, and, except as disclosed above, there are not any material subsequent events that require disclosure in these unaudited interim condensed financial statements.